                              CREDIT SUISSE FUNDS
                              -------------------
                              [CREDIT SUISSE LOGO]


                                     ANNUAL
                                     REPORT

                                DECEMBER 31, 2001

                              CREDIT SUISSE TRUST--
                            SMALL CAP VALUE PORTFOLIO

Credit Suisse Trust (the "Trust") shares are not available directly to individual investors, but may be offered only through certain insurance products and pension and retirement plans.

More complete information about the Trust, including charges and expenses, is provided in the PROSPECTUS, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-222-8977 or by writing to Credit Suisse Trust, P.O. Box 9030, Boston, MA 02205-9030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at 466 Lexington Ave., New York, NY 10017-3147. The Trust is advised by Credit Suisse Asset Management, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2001; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2001
--------------------------------------------------------------------------------

                                                                January 29, 2002

Dear Shareholder:

   Credit Suisse Trust--Small Cap Value Portfolio (the "Portfolio") began operations on November 30, 2001. For the month of December, the Portfolio had a gain of 6.00%, vs. a gain of 6.17% for the Russell 2000 Index.(1)

   We have constructed what we consider to be a fairly well diversified portfolio, one with overweightings in the health-care, materials & processing and producer durables areas. We were underweighted in the financial-services and technology segments, but we will continue to seek investment opportunities in both areas on a selective basis.

   Looking ahead, we are slightly concerned that the year-end rally in stocks occurred amid only sketchy, preliminary signs of an economic recovery. Consequently, we will remain focused on our stock-selection disciplines, seeking to avoid "chasing" stocks generally perceived to benefit from an improved business climate.

   We believe that the Portfolio is attractively valued, with an overall P/E ratio of about 16 times 2002 earnings estimates. We will continue to focus on companies we deem to have attractive valuations, sound business plans and modest yet sustainable earnings-growth prospects.


Roger W. Vogel                                 Richard J. Hanlon
Co-portfolio Manager                           Co-Portfolio Manager

   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

---------------
(1) The Russell 2000 Index is an unmanaged index of common stock prices and is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2001
--------------------------------------------------------------------------------

                                                                 NUMBER OF
                                                                 SHARES      VALUE
                                                                 ---------- ---------
COMMON STOCKS (99.1%)
APPAREL, TEXTILES (1.5%)
    Sensient Technologies Corp.                                   2,490     $ 51,817
                                                                            --------
BANKS (7.9%)
    Cullen Frost Bankers, Inc.                                    1,650       50,952
    Firstmerit Corp.                                              1,740       47,137
    Hudson United Bancorp                                         1,730       49,651
    Independent Bank Corp.                                        3,090       66,404
    Susquehanna Bancshares, Inc.                                  2,790       58,171
                                                                            --------
                                                                             272,315
                                                                            --------
CHEMICALS (12.9%)
    Aptargroup, Inc.                                              2,220       77,767
    Brady Corp.                                                   1,450       53,070
    Cambrex Corp.                                                 1,150       50,140
    Carlisle Companies, Inc.                                      1,330       49,183
    H.B. Fuller Co.                                               1,500       43,155
    Myers Industries, Inc.                                        3,070       41,905
    Om Group, Inc.                                                1,090       72,147
    Rogers Corp.(1)                                               1,840       55,752
                                                                            --------
                                                                             443,119
                                                                            --------
COMPUTER SOFTWARE (2.1%)
    Progress Software Corp.(1)                                    4,090       70,675
                                                                            --------
CONSTRUCTION, REAL PROPERTY (1.0%)
    Robbins & Myers, Inc.                                         1,450       33,944
                                                                            --------
CONSUMER DURABLES (4.4%)
    EMCOR Group, Inc.(1)                                          1,120       50,848
    Ethan Allen Interiors, Inc.                                   1,100       45,749
    United Stationers, Inc.(1)                                    1,630       54,849
                                                                            --------
                                                                             151,446
                                                                            --------
DEFENSE/AEROSPACE (0.8%)
    Stewart & Stevenson Services, Inc.                            1,450       27,274
                                                                            --------
ELECTRICAL UTILITY (1.4%)
    Oklahoma Gas & Electric Co.                                   2,020       46,622
                                                                            --------
ELECTRONIC EQUIPMENT (7.3%)
    Littelfuse, Inc.(1)                                           1,870       49,069
    Pioneer-Standard Electronics, Inc.                            3,870       49,149
    Roper Industries, Inc.                                        1,290       63,855
    Technitrol, Inc.                                              1,270       35,077
    Varian, Inc.(1)                                               1,690       54,824
                                                                            --------
                                                                             251,974
                                                                            --------
EQUITY REAL ESTATE INVESTMENT TRUST (1.0%)
    Liberty Property Trust                                        1,180       35,223
                                                                            --------

                See Accompanying Notes to Financial Statements.

                                                                 NUMBER OF
                                                                 SHARES      VALUE
                                                                 ---------- ---------
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (1.7%)
    Brown & Brown, Inc.                                           2,160     $ 58,968
                                                                            --------
FOOD & BEVERAGE (2.1%)
    Performance Food Group Co.(1)                                 2,030       71,395
                                                                            --------
FOREST PRODUCTS, PAPER (1.7%)
    Longview Fibre Co.                                            2,530       29,879
    Lydall, Inc.(1)                                               3,000       30,000
                                                                              59,879
                                                                            --------
GAS & WATER UTILITIES (5.0%)
    Equitable Resources, Inc.                                     1,660       56,556
    National Fuel Gas Co.                                         2,320       57,304
    WGL Holdings, Inc.                                            1,980       57,559
                                                                            --------
                                                                             171,419
                                                                            --------
GROCERY STORES (1.6%)
    Ruddick Corp.                                                 3,470       55,485
                                                                            --------
HEAVY ELECTRICAL EQUIPMENT (4.0%)
    C&D Technologies, Inc.                                        1,560       35,646
    Teleflex, Inc.                                                1,370       64,815
    Woodhead Industries, Inc.                                     2,380       37,794
                                                                            --------
                                                                             138,255
                                                                            --------
HEAVY MACHINERY (2.0%)
    Esco Technologies, Inc.(1)                                    1,960       67,600
                                                                            --------
HOME PRODUCTS (1.6%)
    Lancaster Colony Corp.                                        1,550       55,041
                                                                            --------
HOTELS (1.0%)
    Marcus Corp.                                                  2,340       33,111
                                                                            --------
INDUSTRIAL PARTS (9.9%)
    Ametek, Inc.                                                  2,440       77,812
    DRS Technologies, Inc.(1)                                     1,350       48,128
    Federal Signal Corp.                                          2,120       47,212
    Flowserve Corp.(1)                                            1,970       52,422
    Graco, Inc.                                                   1,440       56,232
    Manitowoc Co., Inc.                                           1,830       56,913
                                                                            --------
                                                                             338,719
                                                                            --------
INFORMATION SERVICE (3.0%)
    Harte-Hanks, Inc.                                             1,860       52,396
    Keane, Inc.(1)                                                2,760       49,763
                                                                            --------
                                                                             102,159
                                                                            --------
MEDICAL PRODUCTS & SUPPLIES (5.6%)
    Arrow International, Inc.                                     1,440       57,514
    Cooper Companies, Inc.                                          700       34,986
    Dentsply International, Inc.                                    880       44,176


              See Accompanying Notes to Financial Statements.

                                                             NUMBER OF
                                                             SHARES         VALUE
                                                             ----------   ---------
COMMON STOCKS (CONTINUED)
MEDICAL PRODUCTS & SUPPLIES (CONTINUED)
    Invacare Corp.                                                1,620   $   54,610
                                                                          ----------
                                                                             191,286
                                                                          ----------
MOTOR VEHICLES & PARTS (1.2%)
    Modine Manufacturing Co.                                      1,710       39,894
                                                                          ----------
OIL SERVICES (2.7%)
    Oceaneering International, Inc.(1)                            2,200       48,664
    Varco International, Inc.(1)                                  2,950       44,191
                                                                          ----------
                                                                              92,855
                                                                          ----------
PROPERTY & CASUALTY INSURANCE (1.5%)
    Horace Mann Educators Corp.                                   2,510       53,262
                                                                          ----------
PUBLISHING (2.3%)
    Banta Corp.                                                   2,650       78,228
                                                                          ----------
SEMICONDUCTOR (1.2%)
    Electro Scientific Industries, Inc.(1)                        1,380       41,414
                                                                          ----------
SPECIALTY RETAIL (3.2%)
    Lands' End, Inc.(1)                                           1,200       60,192
    MSC Industrial Direct Co., Inc.(1)                            2,430       47,993
                                                                          ----------
                                                                             108,185
                                                                          ----------
THRIFTS (5.4%)
    First Financial Holdings, Inc.                                2,210       53,416
    FirstFed Financial Corp.(1)                                   1,550       39,727
    New York Community Bancorp, Inc.                              1,380       31,561
    Webster Financial Corp.                                       1,970       62,114
                                                                          ----------
                                                                             186,818
                                                                          ----------
TRUCKING, SHIPPING, AIR FREIGHT (2.1%)
    Werner Enterprises, Inc.                                      2,930       71,199
                                                                          ----------
TOTAL COMMON STOCKS (Cost $3,203,164)                                      3,399,581
                                                                          ----------
                                                                  PAR
                                                                 (000)
                                                                 ------
SHORT-TERM INVESTMENT (6.4%)
    State Street Bank & Trust Co. Euro Time Deposit,
    1.50%, 1/02/02 (Cost $219,000)                                 $219      219,000
                                                                          ----------
TOTAL INVESTMENTS AT VALUE (105.5%) (Cost $3,422,164)(2)                   3,618,581

LIABILITIES IN EXCESS OF OTHER ASSETS (-5.5%)                               (189,053)
                                                                          ----------
NET ASSETS (100.0%)                                                       $3,429,528
                                                                          ==========

--------------------------------------------------------------------------------
(1)  Non-income producing security.
(2)  Also cost for federal income tax purposes.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------

ASSETS
    Investments at value (Cost $3,422,164)                             $3,618,581
    Cash                                                                      189
    Receivable from investment adviser                                     18,314
    Dividend and interest receivable                                        2,534
                                                                       ----------
      Total Assets                                                      3,639,618
                                                                       ----------
LIABILITIES
    Administrative services fee payable                                       537
    Payable for investments purchased                                     187,743
    Payable for fund shares redeemed                                          694
    Other accrued expenses payable                                         21,116
                                                                       ----------
      Total Liabilities                                                   210,090
                                                                       ----------
NET ASSETS
    Capital stock, $0.001 par value                                           323
    Paid-in capital                                                     3,233,940
    Accumulated undistributed net investment income                            89
    Accumulated net realized loss from investments                         (1,241)
    Net unrealized appreciation from investments                          196,417
                                                                       ----------
      Net Assets                                                       $3,429,528
                                                                       ==========

    Shares outstanding                                                    323,453
                                                                       ----------
    Net asset value, offering price and redemption price per share         $10.60
                                                                           ======

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the period November 30, 2001(1) through December 31, 2001
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends                                                            $  3,447
    Interest                                                                  284
                                                                         --------
      Total investment income                                               3,731
                                                                         --------
EXPENSES
    Investment advisory fees                                                2,470
    Administrative services fees                                              749
    Audit fees                                                             12,500
    Legal fees                                                              5,000
    Printing fees                                                           3,000
    Custodian fees                                                            188
    Trustees fees                                                             170
    Insurance expense                                                         170
    Transfer agent fees                                                       170
    Miscellaneous expense                                                     221
                                                                         --------
      Total expenses                                                       24,638
    Less: fees waived and expenses reimbursed                             (20,996)
                                                                         --------
      Net expenses                                                          3,642
                                                                         --------
         Net investment income                                                 89
                                                                         --------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized loss from investments                                     (1,241)
    Net change in unrealized appreciation (depreciation) from
     investments                                                          196,417
                                                                         --------
    Net realized and unrealized gain from investments                     195,176
                                                                         --------
    Net increase in net assets resulting from operations                 $195,265
                                                                         ========

--------------------------------------------------------------------------------
(1)  Commencement of Operations.

                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST-- SMALL CAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
For the period November 30, 2001(1) through December 31, 2001
--------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment income                                                 $      89
  Net realized loss from investments                                       (1,241)
  Net change in unrealized appreciation (depreciation) from
   investments                                                            196,417
                                                                       ----------
    Net increase in net assets resulting from operations                  195,265
                                                                       ----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                          3,243,490
  Net asset value of shares redeemed                                       (9,227)
                                                                       ----------
    Net increase in net assets from capital share transactions          3,234,263
                                                                       ----------
  Net increase in net assets                                            3,429,528

NET ASSETS
  Beginning of period                                                          --
                                                                       ----------
  End of period                                                        $3,429,528
                                                                       ==========
UNDISTRIBUTED NET INVESTMENT INCOME                                    $       89
                                                                       ==========

--------------------------------------------------------------------------------
(1)  Commencement of Operations.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout the Period)

--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                            ENDED
                                                                       DECEMBER 31, 2001(1)
                                                                      --------------------
PER SHARE DATA
  Net asset value, beginning of period                                       $10.00
                                                                             ------

INVESTMENT OPERATIONS
  Net investment income                                                          --(2)
  Net gain on investments
    (both realized and unrealized)                                             0.60
                                                                             ------
      Total from investment operations                                         0.60
                                                                             ------
NET ASSET VALUE, END OF PERIOD                                               $10.60
                                                                             ======

      Total return                                                             6.00%(3)

RATIOS AND SUPPLEMENTAL DATA

  Net assets, end of period (000s omitted)                                   $3,430
    Ratio of expenses to average net assets                                    1.29%(4)
    Ratio of net investment income to average net assets                       0.03%(4)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                                     7.44%(4)
  Portfolio turnover rate                                                      1%

--------------------------------------------------------------------------------
(1) For the period November 30, 2001 (commencement of operations) through December 31, 2001.
(2)  This amount represents less than $0.01 per share.
(3)  Non-Annualized.
(4)  Annualized.


                See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2001
--------------------------------------------------------------------------------
NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust, formerly Warburg Pincus Trust (the "Trust"), a Massachusetts business trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Small Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks a high level of growth of capital. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price, and if there is no bid price available, the most recent ask price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS-- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio based on the following fee structure:

   AVERAGE DAILY NET ASSETS                               ANNUAL RATE
   ------------------------                             ---------------
      First $100 million                       .875% of average daily net assets
       Next $100 million                       .750% of average daily net assets
       Over $200 million                       .500% of average daily net assets

   For the period November 30, 2001 (commencement of operations) through December 31, 2001, investment advisory fees earned and voluntarily waived, and expense reimbursements were as follows:

                    GROSS                       NET           EXPENSE
                ADVISORY FEE    WAIVER     ADVISORY FEE   REIMBURSEMENTS
                -------------  --------    -------------  --------------
                   $2,470       $(2,470)         $--         $(18,314)

   Credit Suisse Asset Management Securities, Inc. December 31, 2001("CSAMSI"), an affiliate of CSAM, and PFPC Inc. ("PFPC"), an indirect, wholly-owned subsidiary of PNC Financial Services Group, serve as co-administrators to the Portfolio. For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the period November 30, 2001 (commencement of operations) through December 31, 2001, administrative services fees earned by CSAMSI were $282.

   For its administrative services, PFPC is entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

     AVERAGE DAILY NET ASSETS                             ANNUAL RATE
     ------------------------                           ---------------
         First $500 million                    .075% of average daily net assets
         Next $1 billion                       .065% of average daily net assets
         Over $1.5 billion                     .055% of average daily net assets

   For the period November 30, 2001 (commencement of operations) through December 31, 2001, administrative service fees earned, and voluntarily waived, by PFPC (including out of pocket expenses) were $467 and $212, respectively.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the period November 30, 2001 (commencement of operations) through December 31, 2001, Merrill earned $3,000 for its services to the Portfolio.

NOTE 3. PURCHASES AND SALES OF SECURITIES

   For the period November 30, 2001 (commencement of operations) through December 31, 2001, purchases and sales of investment securities (excluding short-term investments) were $3,217,324 and $12,919, respectively.

NOTE 4. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio for the period November 30, 2001 (commencement of operations) through December 31, 2001 were as follows:

  Shares sold                                                  324,349
  Shares redeemed                                                 (896)
                                                               -------
  Net increase                                                 323,453
                                                               =======

NOTE 5. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales and Post-October losses, and excise tax regulations.

   There were no distributions in the year ended December 31, 2001.

   At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

               Undistributed ordinary income                $     89
               Unrealized appreciation                       196,417
                                                             -------
                                                            $196,506
                                                            ========

   Pursuant to federal income tax regulations applicable to investment companies, the Portfolio has elected to treat net capital losses realized between November 1 and December 31, 2001 as occurring on the first day of the following tax year. For the year ended December 31, 2001, $1,241 of realized capital losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2002.

   At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $207,836 and $11,419, respectively.

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Small Cap Value Portfolio:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects the financial position of the Small Cap Value Portfolio (the "Fund"), a portfolio of the Credit Suisse Trust at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for the period November 30, 2001 (commencement of operations) through December 31, 2001, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 5, 2002

CREDIT SUISSE TRUST -- SMALL CAP VALUE PORTFOLIO
INFORMATION CONCERNING TRUSTEES AND OFFICERS (UNAUDITED)
--------------------------------------------------------------------------------

                                                    TERM                                       NUMBER OF
                                                    OF OFFICE(1)                               PORTFOLIOS IN
                                                    AND                                        FUND
                                 POSITION(S)        LENGTH         PRINCIPAL                   COMPLEX            OTHER
                                 HELD WITH          OF TIME        OCCUPATION(S) DURING        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUST              SERVED         PAST FIVE YEARS             OFFICER            HELD BY OFFICER
---------------------            -----              ------         ---------------             -------            ---------------
INDEPENDENT TRUSTEES

Richard H. Francis               Trustee and         Since          Currently retired;          59                 Director of
40 Grosvenor Road                Audit               Portfolio      Executive Vice                                 The Indonesia
Short Hills, New Jersey          Committee           Inception      President and                                  Fund, Inc.
07078                            Member                             Chief Financial
                                                                    Officer of Pan Am
Age: 68                                                             Corporation and
                                                                    Pan American
                                                                    World Airways,
                                                                    Inc. from 1988 to
                                                                    1991

Jack W. Fritz                    Trustee and         Since          Private investor;           59                 Director of
2425 North Fish Creek Road       Audit               Portfolio      Consultant and                                 Advo, Inc.
P.O. Box 1287                    Committee           Inception      Director of Fritz                              (direct mail
Wilson, Wyoming 83014            Member                             Broadcasting, Inc.                             advertising)
                                                                    and Fritz
Age: 73                                                             Communications
                                                                    (developers and
                                                                    operators of radio
                                                                    stations) since
                                                                    1987

Jeffrey E. Garten                Trustee and         Since          Dean of Yale                59                 Director of
Box 208200                       Audit               Portfolio      School of                                      Aetna, Inc.;
New Haven, Connecticut           Committee           Inception      Management and                                 Director of
06520-8200                       Member                             William S. Beinecke                            Calpine Energy
                                                                    Professor in the                               Corporation
Age: 54                                                             Practice of
                                                                    International
                                                                    Trade and Finance;
                                                                    Undersecretary of
                                                                    Commerce for
                                                                    International Trade
                                                                    from November 1993
                                                                    to October 1995;
                                                                    Professor at
                                                                    Columbia University
                                                                    from September
                                                                    1992 to November
                                                                    1993

-------------
(1) Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

                                                    TERM                                       NUMBER OF
                                                    OF OFFICE(1)                               PORTFOLIOS IN
                                                    AND                                        FUND
                                 POSITION(S)        LENGTH         PRINCIPAL                   COMPLEX            OTHER
                                 HELD WITH          OF TIME        OCCUPATION(S) DURING        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUST              SERVED         PAST FIVE YEARS             OFFICER            HELD BY OFFICER
---------------------            -----              ------         ---------------             -------            ---------------
Peter F. Krogh                   Trustee and         Since          Dean Emeritus and           59                 Member of
301 ICC                          Audit               Portfolio      Distinguished Professor                        Board
Georgetown University            Committee           Inception      of International Affairs                       of The Carlisle
Washington, DC 20057             Member                             at the Edmund A.                               Companies Inc.;
                                                                    Walsh School of                                Member of
Age: 64                                                             Foreign Service,                               Selection
                                                                    Georgetown University;                         Committee
                                                                    Moderator of PBS                               for Truman
                                                                    foreign affairs television                     Scholars and
                                                                    series                                         Henry Luce
                                                                                                                   Scholars;
                                                                                                                   Senior
                                                                                                                   Associate
                                                                                                                   of
                                                                                                                   Center
                                                                                                                   for
                                                                                                                   Strategic
                                                                                                                   and
                                                                                                                   International
                                                                                                                   Studies;
                                                                                                                   Trustee
                                                                                                                   of
                                                                                                                   numerous
                                                                                                                   world
                                                                                                                   affairs
                                                                                                                   organizations

James S. Pasman, Jr.             Trustee and         Since          Currently retired;          59                 Director of
29 The Trillium                  Audit               Portfolio      President and Chief                            Education
Pittsburgh, Pennsylvania         Committee           Inception      Operating Officer of                           Management
15238                            Member                             National InterGroup,                           Corp., Tyco
                                                                    Inc. from April 1989                           International
Age: 70                                                             to March 1991;                                 Ltd.; Credit
                                                                    Chairman of Permian                            Suisse Asset
                                                                    Oil Co. from April 1989                        Management
                                                                    to March 1991                                  Income Fund,
                                                                                                                   Inc.; Trustee of
                                                                                                                   Credit Suisse
                                                                                                                   High Yield Bond
                                                                                                                   Fund; Deutsche
                                                                                                                   VIT Funds,
                                                                                                                   overseeing six
                                                                                                                   portfolios

                                                    TERM                                       NUMBER OF
                                                    OF OFFICE(1)                               PORTFOLIOS IN
                                                    AND                                        FUND
                                 POSITION(S)        LENGTH         PRINCIPAL                   COMPLEX            OTHER
                                 HELD WITH          OF TIME        OCCUPATION(S) DURING        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUST              SERVED         PAST FIVE YEARS             OFFICER            HELD BY OFFICER
---------------------            -----              ------         ---------------             -------            ---------------
INTERESTED TRUSTEES--(CONTINUED)

Steven N. Rappaport              Trustee and         Since          President of Loanet,        59                Director of
Loanet, Inc.                     Audit               Portfolio      Inc. (on-line accounting                      The First Israel
40 East 52nd Street              Committee           Inception      service) since 1997;                          Fund, Inc.
New York, New York               Chairman                           Executive Vice
10022                                                               President of Loanet,
                                                                    Inc. from 1994 to 1997;
Age: 52                                                             Director, President, North
                                                                    American Operations,
                                                                    and former Executive
                                                                    Vice President from
                                                                    1992 to 1993 of
                                                                    Worldwide Operations
                                                                    of Metallurg Inc.;
                                                                    Executive Vice
                                                                    President, Telerate, Inc.
                                                                    from 1987 to 1992;
                                                                    Partner in the law firm
                                                                    of Hartman & Craven until
                                                                    1987

INTERESTED TRUSTEE

William W. Priest2               Trustee             Since          Senior Partner and          59                Director of The
Steinberg Priest                                     Portfolio      Fund Manager,                                 Brazilian Equity
Capital Management                                   Inception      Steinberg                                     Fund, Inc.; The
12 East 49th Street                                                 Priest Capital                                Chile Fund, Inc.;
12th Floor                                                          Management since                              The Emerging
New York, New York                                                  March 2001; Chairman                          Markets Tele-
10017                                                               and Managing                                  communications
                                                                    Director of CSAM                              Fund, Inc.; The
Age: 59                                                             from 2000 to                                  First Israel Fund,
                                                                    February 2001, Chief                          Inc.; The Latin
                                                                    Executive Officer and                         American Equity
                                                                    Managing Director of                          Fund, Inc.; The
                                                                    CSAM from 1990 to                             Indonesia Fund,
                                                                    2000                                          Inc.; and Credit
                                                                                                                  Suisse Asset
                                                                                                                  Management
                                                                                                                  Income Fund, Inc.

---------
(2) Mr. Priest is a Trustee who is an "interested person" of the Trust as defined in the 1940 Act, because he was an officer of CSAM until February 2001.

                                                    TERM                                       NUMBER OF
                                                    OF OFFICE(1)                               PORTFOLIOS IN
                                                    AND                                        FUND
                                 POSITION(S)        LENGTH         PRINCIPAL                   COMPLEX            OTHER
                                 HELD WITH          OF TIME        OCCUPATION(S) DURING        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUST              SERVED         PAST FIVE YEARS             OFFICER            HELD BY OFFICER
---------------------            -----              ------         ---------------             -------            ---------------
James P. McCaughan               Chairman            Since          Chief Executive Officer     N/A                N/A
Credit Suisse Asset                                  Portfolio      and Managing Director
Management, LLC                                      Inception      of CSAM; Associated
466 Lexington Avenue                                                with CSAM since
New York, New York                                                  2000; President and
10017-3147                                                          Chief Operating Officer
                                                                    of Oppenheimer Capital
Age: 47                                                             from 1998 to 1999;
                                                                    President and Chief
                                                                    Executive Officer of
                                                                    UBS Asset
                                                                    Management (New
                                                                    York) Inc. from 1996
                                                                    to 1998; Functional
                                                                    Advisor (Institutional
                                                                    Asset Management)
                                                                    of Union Bank of
                                                                    Switzerland from
                                                                    1994 to 1996

Hal Liebes, Esq.                 Vice President      Since          Managing Director and       N/A                N/A
Credit Suisse Asset              and Secretary       Portfolio      General Counsel of
Management, LLC                                      Inception      CSAM; Associated with
466 Lexington Avenue                                                Lehman Brothers, Inc.
New York, New York                                                  from 1996 to 1997;
10017-3147                                                          Associated with CSAM
                                                                    from 1995 to 1996;
Age: 36                                                             Associated with CS
                                                                    First Boston Investment
                                                                    Management from 1994
                                                                    to 1995; Associated with
                                                                    Division of Enforcement,
                                                                    U.S. Securities and
                                                                    Exchange Commission
                                                                    from 1991 to 1994

Michael A. Pignataro             Treasurer and       Since          Director and Director       N/A                N/A
Credit Suisse Asset              Chief Financial     Portfolio      of Fund Administration
Management, LLC                  Officer             Inception      of CSAM; Associated
466 Lexington Avenue                                                with CSAM since 1984
New York, New York
10017-3147

Age: 42

                                                    TERM                                       NUMBER OF
                                                    OF OFFICE(1)                               PORTFOLIOS IN
                                                    AND                                        FUND
                                 POSITION(S)        LENGTH         PRINCIPAL                   COMPLEX            OTHER
                                 HELD WITH          OF TIME        OCCUPATION(S) DURING        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUST              SERVED         PAST FIVE YEARS             OFFICER            HELD BY OFFICER
---------------------            -----              ------         ---------------             -------            ---------------
Gregory N. Bressler, Esq.        Assistant           Since          Vice President and          N/A                N/A
Credit Suisse Asset              Secretary           Portfolio      Legal Counsel of CSAM
Management, LLC                                      Inception      since January 2000;
466 Lexington Avenue                                                Associated with the
New York, New York                                                  law firm of Swidler
10017-3147                                                          Berlin Shereff Friedman
                                                                    LLP from 1996 to 2000
Age: 35

Stuart J. Cohen, Esq.            Assistant           Since          Vice President and          N/A                N/A
Credit Suisse Asset              Secretary           Portfolio      Legal Counsel of CSAM;
Management, LLC                                      Inception      Associated with CSAM
466 Lexington Avenue                                                since Credit Suisse
New York, New York                                                  acquired the Funds'
10017-3147                                                          predecessor adviser
                                                                    in July 1999; with the
Age: 32                                                             predecessor adviser
                                                                    since 1997; Associated
                                                                    with the law firm of
                                                                    Gordon Altman Butowsky
                                                                    Weitzen Shalov & Wein
                                                                    from 1995 to 1997

Rocco A. DelGuercio              Assistant           Since          Vice President and          N/A                N/A
Credit Suisse Asset              Treasurer           Portfolio      Administrative Officer of
Management, LLC                                      Inception      CSAM; Associated with
466 Lexington Avenue                                                CSAM since June 1996;
New York, New York                                                  Assistant Treasurer,
10017-3147                                                          Bankers Trust Corp.--
                                                                    Fund Administration
Age: 38                                                             from March 1994 to June
                                                                    1996; Mutual Fund
                                                                    Accounting Supervisor,
                                                                    Dreyfus Corporation from
                                                                    April 1987 to March 1994

                                                    TERM                                       NUMBER OF
                                                    OF OFFICE(1)                               PORTFOLIOS IN
                                                    AND                                        FUND
                                 POSITION(S)        LENGTH         PRINCIPAL                   COMPLEX            OTHER
                                 HELD WITH          OF TIME        OCCUPATION(S) DURING        OVERSEEN BY        DIRECTORSHIPS
NAME, ADDRESS AND AGE            TRUST              SERVED         PAST FIVE YEARS             OFFICER            HELD BY OFFICER
---------------------            -----              ------         ---------------             -------            ---------------
Joseph Parascondola              Assistant           Since          Assistant Vice              N/A                N/A
Credit Suisse Asset              Treasurer           Portfolio      President-- Fund
Management, LLC                                      Inception      Administration of
466 Lexington Avenue                                                CSAM since April
New York, New York                                                  2000; Assistant Vice
10017-3147                                                          President, Deutsche
                                                                    Asset Management
Age: 38                                                             from January 1999
                                                                    to April 2000; Assistant
                                                                    Vice President, Weiss,
                                                                    Peck & Greer LLC
                                                                    from November 1995
                                                                    to December 1998


    The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-222-8977.

                              CREDIT SUISSE FUNDS
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                              [CREDIT SUISSE LOGO]



                      P.O. BOX 9030, BOSTON, MA 02205-9030
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CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRSCV-2-1201